JPMorgan Active Value ETF
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.1%
Aerospace & Defense — 3.6%
Boeing Co. (The) *	1,833	221,940
General Dynamics Corp.	3,393	719,893
Northrop Grumman Corp.	1,236	581,315
Raytheon Technologies Corp.	27,669	2,264,984
		3,788,132
Air Freight & Logistics — 0.7%
FedEx Corp.	539	80,025
United Parcel Service, Inc., Class B	3,872	625,483
		705,508
Airlines — 1.2%
Delta Air Lines, Inc. *	19,455	545,907
Southwest Airlines Co. *	21,830	673,237
		1,219,144
Banks — 8.8%
Bank of America Corp.	69,568	2,100,954
Citigroup, Inc.	9,414	392,281
Citizens Financial Group, Inc.	5,816	199,838
Fifth Third Bancorp	4,132	132,059
First Republic Bank	1,976	257,967
M&T Bank Corp.	2,262	398,836
PNC Financial Services Group, Inc. (The)	4,036	603,059
Truist Financial Corp.	25,865	1,126,162
US Bancorp	20,023	807,327
Wells Fargo & Co.	79,655	3,203,724
		9,222,207
Beverages — 2.3%
Coca-Cola Co. (The)	16,732	937,327
Constellation Brands, Inc., Class A	2,171	498,635
Keurig Dr Pepper, Inc.	8,718	312,279
Monster Beverage Corp. *	3,374	293,403
PepsiCo, Inc.	2,574	420,231
		2,461,875
Biotechnology — 4.7%
AbbVie, Inc.	12,601	1,691,180
Amgen, Inc.	1,326	298,880
Biogen, Inc. *	403	107,601
BioMarin Pharmaceutical, Inc. *	3,266	276,859
Regeneron Pharmaceuticals, Inc. *	2,026	1,395,651
Vertex Pharmaceuticals, Inc. *	3,961	1,146,868
		4,917,039
Building Products — 0.6%
Carrier Global Corp.	12,587	447,594
Trane Technologies plc	1,399	202,589
		650,183

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — 3.7%
BlackRock, Inc.	1,535	844,680
Charles Schwab Corp. (The)	7,045	506,324
Goldman Sachs Group, Inc. (The)	1,981	580,532
Intercontinental Exchange, Inc.	3,234	292,192
Morgan Stanley	11,580	914,936
S&P Global, Inc.	1,043	318,480
T. Rowe Price Group, Inc.	3,877	407,124
		3,864,268
Chemicals — 2.2%
Air Products and Chemicals, Inc.	2,965	690,044
Axalta Coating Systems Ltd. *	29,337	617,837
Chemours Co. (The)	11,846	292,004
FMC Corp.	5,101	539,176
Sherwin-Williams Co. (The)	830	169,943
		2,309,004
Commercial Services & Supplies — 0.3%
Republic Services, Inc.	2,267	308,403
Communications Equipment — 0.5%
Cisco Systems, Inc.	12,626	505,040
Construction Materials — 0.5%
Vulcan Materials Co.	3,513	554,035
Consumer Finance — 0.9%
American Express Co.	3,747	505,508
Capital One Financial Corp.	4,332	399,280
		904,788
Containers & Packaging — 0.1%
Ball Corp.	3,026	146,216
Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B *	8,899	2,376,211
Electric Utilities — 2.2%
Entergy Corp.	1,745	175,599
Exelon Corp.	18,747	702,263
NextEra Energy, Inc.	12,021	942,567
Xcel Energy, Inc.	7,613	487,232
		2,307,661
Electrical Equipment — 0.9%
Eaton Corp. plc	4,298	573,181
Rockwell Automation, Inc.	1,643	353,426
		926,607
Entertainment — 0.4%
Netflix, Inc. *	942	221,784
Walt Disney Co. (The) *	1,790	168,851
		390,635

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — 3.3%
AvalonBay Communities, Inc.	970	178,664
Equity LifeStyle Properties, Inc.	17,258	1,084,493
Host Hotels & Resorts, Inc.	19,782	314,138
Kite Realty Group Trust	10,190	175,472
Sun Communities, Inc.	4,318	584,355
UDR, Inc.	5,943	247,882
Ventas, Inc.	21,092	847,266
		3,432,270
Food & Staples Retailing — 3.0%
BJ's Wholesale Club Holdings, Inc. *	10,584	770,621
US Foods Holding Corp. *	27,272	721,072
Walmart, Inc.	12,827	1,663,662
		3,155,355
Food Products — 1.4%
Bunge Ltd.	4,189	345,886
Lamb Weston Holdings, Inc.	8,858	685,432
Mondelez International, Inc., Class A	8,832	484,258
		1,515,576
Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	7,015	377,828
Becton Dickinson and Co.	1,799	400,871
Boston Scientific Corp. *	12,616	488,618
Medtronic plc	12,511	1,010,263
Zimmer Biomet Holdings, Inc.	9,706	1,014,762
		3,292,342
Health Care Providers & Services — 7.1%
Cardinal Health, Inc.	11,514	767,754
Centene Corp. *	19,689	1,532,001
Cigna Corp.	5,674	1,574,365
Elevance Health, Inc.	971	441,067
Humana, Inc.	3,685	1,787,925
UnitedHealth Group, Inc.	2,759	1,393,405
		7,496,517
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc. *	207	340,144
McDonald's Corp.	2,116	488,246
Royal Caribbean Cruises Ltd. *	14,413	546,253
		1,374,643
Household Durables — 0.3%
KB Home	3,947	102,306
Newell Brands, Inc.	17,492	242,964
		345,270

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Products — 1.1%
Energizer Holdings, Inc.	3,655	91,887
Procter & Gamble Co. (The)	8,308	1,048,885
		1,140,772
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	3,562	594,747
Insurance — 4.7%
Chubb Ltd.	6,622	1,204,409
Hartford Financial Services Group, Inc. (The)	18,406	1,140,068
Loews Corp.	4,365	217,552
Marsh & McLennan Cos., Inc.	1,668	249,016
MetLife, Inc.	6,935	421,509
Progressive Corp. (The)	7,309	849,379
Prudential Financial, Inc.	2,511	215,393
Travelers Cos., Inc. (The)	4,629	709,163
		5,006,489
Interactive Media & Services — 1.5%
Alphabet, Inc., Class C *	6,245	600,457
Meta Platforms, Inc., Class A *	6,922	939,177
		1,539,634
IT Services — 0.9%
Fidelity National Information Services, Inc.	7,782	588,086
International Business Machines Corp.	2,895	343,955
		932,041
Machinery — 1.8%
Deere & Co.	779	260,100
Dover Corp.	5,767	672,317
Parker-Hannifin Corp.	3,833	928,774
		1,861,191
Media — 2.0%
Comcast Corp., Class A	71,262	2,090,114
Metals & Mining — 0.8%
Alcoa Corp.	8,097	272,545
Freeport-McMoRan, Inc.	19,412	530,530
		803,075
Multiline Retail — 0.4%
Dollar General Corp.	1,975	473,724
Multi-Utilities — 1.9%
Ameren Corp.	9,722	783,107
CenterPoint Energy, Inc.	15,408	434,198
CMS Energy Corp.	9,770	569,005
Public Service Enterprise Group, Inc.	3,110	174,875
		1,961,185

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 9.0%
Chevron Corp.	11,734	1,685,824
ConocoPhillips	18,074	1,849,693
Diamondback Energy, Inc.	8,791	1,058,964
EOG Resources, Inc.	9,479	1,059,089
Exxon Mobil Corp.	27,237	2,378,062
Hess Corp.	11,798	1,285,864
Valero Energy Corp.	1,112	118,817
		9,436,313
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	50,883	3,617,273
Elanco Animal Health, Inc. *	9,023	111,975
Eli Lilly & Co.	1,619	523,504
Johnson & Johnson	5,926	968,071
Merck & Co., Inc.	1,862	160,356
Pfizer, Inc.	7,920	346,579
		5,727,758
Professional Services — 0.3%
Leidos Holdings, Inc.	3,775	330,199
Road & Rail — 0.4%
CSX Corp.	17,995	479,387
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	5,315	740,592
Intel Corp.	16,038	413,299
Lam Research Corp.	482	176,412
NXP Semiconductors NV (China)	3,969	585,467
Texas Instruments, Inc.	5,023	777,460
		2,693,230
Software — 0.5%
Microsoft Corp.	2,418	563,152
Specialty Retail — 3.3%
AutoZone, Inc. *	300	642,579
Best Buy Co., Inc.	2,328	147,455
Home Depot, Inc. (The)	2,189	604,033
Lowe's Cos., Inc.	2,476	465,018
O'Reilly Automotive, Inc. *	522	367,149
Ross Stores, Inc.	6,944	585,171
TJX Cos., Inc. (The)	10,996	683,071
		3,494,476
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	1,444	199,561
Seagate Technology Holdings plc	8,996	478,857
		678,418
Textiles, Apparel & Luxury Goods — 1.0%
Kontoor Brands, Inc.	5,154	173,226

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
NIKE, Inc., Class B	4,509	374,788
Tapestry, Inc.	17,328	492,635
		1,040,649
Tobacco — 0.6%
Philip Morris International, Inc.	7,871	653,372
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	2,740	367,626
Total Common Stocks (Cost $111,204,932)		100,036,481
Short-Term Investments — 4.8%
Investment Companies — 4.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b) (Cost $5,060,930)	5,060,930	5,060,930
Total Investments — 99.9% (Cost $116,265,862)		105,097,411
Other Assets Less Liabilities — 0.1%		119,832
NET ASSETS — 100.0%		105,217,243

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$105,097,411	$—	$—	$105,097,411

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	$1,396,966	$4,065,442	$401,478	$—	$—	$5,060,930	5,060,930	$17,402	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.